CUSIP Number 648224202

________________________________________________________________________________

                                   WISDOM FUND

                                 A series of the
                         NEW PROVIDENCE INVESTMENT TRUST

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                               September 30, 1999




The Wisdom Fund seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing as closely as possible in the securities known to be owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Wisdom Fund, a registered investment company. The Wisdom Fund simply seeks to emulate as closely as possible the investment management policies of Berkshire Hathaway Holdings.




                                     Advisor
                                     -------

                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327

                                 1-877-352-0020
                               www.wisdomfund.com





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE..........................................................2

PRINCIPAL INVESTMENT STRATEGIES...............................................2

PRINCIPAL RISKS OF INVESTING IN THE FUND......................................3

FEES AND EXPENSES OF THE FUND.................................................4

MANAGEMENT OF THE FUND........................................................5

THE ADMINISTRATOR.............................................................6

THE TRANSFER AGENT............................................................6

BROKERAGE PRACTICES...........................................................6

YEAR 2000.....................................................................7

PURCHASING FUND SHARES........................................................7

REDEEMING FUND SHARES.........................................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................11

ADDITIONAL RISK DISCLOSURE...................................................12

PERFORMANCE INFORMATION......................................................12

FINANCIAL HIGHLIGHTS.........................................................13

ADDITIONAL INFORMATION...............................................Back Cover

                              INVESTMENT OBJECTIVE

The Wisdom Fund (the "Fund") seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.


                        PRINCIPAL INVESTMENT STRATEGIES

The Wisdom Fund seeks to emulate as closely as possible the investment management policies of Berkshire Hathaway Holdings ("BHH"). The Fund will seek to achieve this objective by investing as closely as possible in the securities known to be owned by BHH. BHH generally holds investments in common stocks of both publicly traded and privately held companies. The Fund's holdings will be primarily comprised of both securities substantially identical to those publicly traded securities owned by BHH, and securities which the advisor believes possess similar characteristics to those of the privately held companies owned by Berkshire Hathaway, to the extent those investments by Berkshire Hathaway are publicly known. It is the intent of the Fund to own each security in the same relative percentage as that security represents the total investment portfolio of BHH.

The Fund will be invested primarily in equity securities. The Fund may also invest in investment-grade fixed-income securities, money market instruments, real estate securities, precious metals securities, futures and options to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act") and consistent with the investment restrictions of the Fund as described in the Statement of Additional Information ("SAI").

In attempting to achieve its objective, the Fund may, from time to time, concentrate its investments in the securities of certain industries that are known to be owned by BHH. Under such circumstances, the Fund may invest in excess of 25% of its total assets in one or more industries. At other times, the Fund's concentration in any particular industry may amount to less than 25% of its total assets. It is important for investors to realize that the Fund's decision to concentrate or not to concentrate at any given time is not discretionary and will, in all cases, be as a direct result of the investments known to be made by BHH.

The Fund will be guided by the following portfolio allocation principles:

o To the extent public information is available, the Fund will seek to invest in securities that are substantially identical to securities held by BHH;

o Due to inefficiency in publicly available information concerning the securities held by BHH, it will not be possible at all times for the Fund to own 100% of the publicly traded securities held by BHH. The Fund will, however, seek to hold, at all times, not less than 65% of the Fund's assets in those securities. It is also the intention of the Fund to own each such security in the same relative percentage as that security is held by BHH;

o It will not be possible to invest in the privately held companies owned by BHH. The Fund will, however, attempt to identify and invest in publicly traded companies with similar investment characteristics to those companies privately held by BHH;

o The Fund will seek to manage its portfolio in a manner that will allow the Fund to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), and so that it will not be subject to taxation as a corporation and will receive "pass through" tax treatment. Classification as a RIC is central to the objective of the Fund and will adversely affect the performance of the Fund if such qualification is not achieved; and

o It is expected that the Fund will have securities of between 10 to 20 companies in its portfolio at any given time.


                    PRINCIPAL RISKS OF INVESTING IN THE FUND

o The Fund will not be able to own the same portfolio as BHH (as some BHH holdings are not publicly traded).

o For a number of reasons, an investor in the Wisdom Fund should not expect that the investment performance of the Fund will be able to track the investment performance of BHH.

     1. The assets in the Fund will likely never be identical to the assets in the portfolio of BHH because BHH has, in many cases, acquired several companies in their entirety and has purchased companies that were never publicly available. The Fund will, therefore, seek to identify alternate investments which have similar investment characteristics, market volatility, and can reasonably be expected to respond to generate a similar investment return.

     2. There are fees and expenses related to the management and distribution of the Fund that are not paid by individuals who invest directly in BHH. See the "Fees and Expenses of the Fund" section for more detailed information.

     3. There is no guarantee that the Fund's investment advisor will have the ability to purchase the securities on behalf of the Fund on terms as favorable as BHH has been able to purchase the same securities.

     4. Investment decisions made by BHH are not always known to the public even immediately after those decisions are made. The reputation that BHH enjoys in the investment community often results in price movement in securities selected for inclusion in the BHH portfolio, resulting in price appreciation. The price of the security will likely be different by the time the Fund enters its purchase order, and its brokerage arrangements may result in different commissions being paid for the purchase of the same securities.

     5. BHH is a corporation subject to income taxes. The Fund, if it qualifies as a RIC for tax purposes, will not be subject to tax. Thus, the effect of income taxes paid by BHH is likely to be a divergence of long-term investment performance between BHH and the Fund, although it will be a divergence in favor of the Fund. Nevertheless, in order to qualify as a RIC, the Fund will need to comply with certain tax requirements that will limit the Fund's investments.

     6. Certain investment decisions of BHH may be strongly guided by tax considerations not applicable to the Fund. Accordingly, to the extent the Fund emulates BHH's investment strategy, the Fund may enter into certain securities transactions, or fail to sell certain securities, that would not necessarily be entered into if the Fund were actively managed.

The Fund is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the fund is not subject to the general limitation with respect to 75% of its assets, that it will not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer, it is exposed to increased risk of loss if such an investment underperforms expectations.

Concentration. Another area of risk involves the potential concentration of the Fund's assets in securities of particular industries. Because the Fund's investments may, from time to time, be concentrated in particular industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those industries and, as a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some of the industries in which the Fund may invest could be subject to greater government regulation than other industries and, therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.


                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund:

                  Shareholder Fees for the Institutional Class
                    (fees paid directly from your investment)
                    -----------------------------------------

        Maximum sales charge (load) imposed on purchases
           (as a percentage of offering price) ......................None
        Redemption fee ..............................................None


           Annual Fund Operating Expenses for the Institutional Class
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

        Management Fees..............................................0.50%
        Distribution and/or Service (12b-1) Fees.....................None
        Other Expenses...............................................0.65%^1
                                                                     ----
        Total Annual Fund Operating Expenses.........................1.15%^2
                                                                     ====

        1 Estimated amounts for the current fiscal year are based on estimated average annual total net assets of at least $10 million. If the Fund does not achieve this asset level, fund operating expenses could be higher.

        2 The Fund's advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net asset of the Institutional Class shares of the Fund for the fiscal year ending May 31, 2000. See "Expense Limitation Agreement" for more detailed information.

EXAMPLE: This Example shows you the expenses you may pay over time by investing in the fund. It should help you compare the costs of investing in this fund versus other funds. The projections are based upon a hypothetical investment of $10,000. The projection assumes a 5% total investment return, and assumes that the Fund's expenses will remain exactly the same. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs will almost certainly be higher or lower.

          ----------------------------- -------------- --------------
                 Number of Years            1 Year        3 Years
          ----------------------------- -------------- --------------
                      Fees                   $117          $365
          ----------------------------- -------------- --------------


                             MANAGEMENT OF THE FUND

The Fund is a series of New Providence Investment Trust (the "Trust"), which is a registered open-end management investment company organized as a Massachusetts business trust on July 9, 1997. The Trust currently operates one other series, the New Providence Capital Growth Fund, which is managed by an affiliate of the Fund's investment advisor. Series of the Trust are authorized to offer multiple classes of shares. In addition to the Institutional Class shares of the Fund, the Fund also offers Investor Class, Class B, and Class C shares, all of which are offered by other prospectuses.

The Fund's investment advisor is Atlanta Investment Counsel, LLC ("AIC" or the "Advisor") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management of the Fund. AIC is an investment advisor registered under the Investment Advisers Act of 1940, as amended. AIC is located at 2771 Carmon-on-Wesley, NW, Suite 100, Atlanta, Georgia 30327.

A team of portfolio managers will be responsible for selecting investments on behalf of the Fund. C. Douglas Davenport, J.D., John K. Donaldson (controlling member of the Advisor), and Kyle Tomlin, CFA are responsible for day-to-day management of the Fund. Mr. Davenport has been involved with the Advisor since its inception. Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers. Mr. Donaldson is also the controlling member of another investment advisor, New Providence Capital Management, L.L.C., an affiliate of AIC that serves as investment advisor to the Trust's other series, the New Providence Capital Growth Fund. Messrs. Donaldson and Tomlin have been with the Advisor since its formation. Mr. Donaldson has been involved with that advisor and its predecessors since 1987. Mr. Tomlin served in portfolio management for Donaldson & Co., Incorporated from 1994 to 1997, and with New Providence Capital Management, L.L.C. since 1997.

As compensation for managing the Fund, the Fund pays AIC a monthly fee at the annual rate of 0.50% of the first $500 million of the average daily net assets of the Fund and 0.40% on assets over $500 million.

In addition to the management fees, the Fund pays all expenses not assumed by AIC, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements, and statements of additional information; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; registration and/or filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Trust's series on a basis that the Board of Trustees deems fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Institutional Class shares of the Fund for the fiscal year to end May 31, 2000.

The Fund may at a later date reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


                                THE ADMINISTRATOR

Pursuant to an agreement, The Nottingham Company, Inc. (the "Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


                               THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. NCSS's address is the same as the address of the Fund.


                               BROKERAGE PRACTICES

In selecting brokers and dealers, AIC may consider research and brokerage services furnished to either company or their affiliates. Subject to seeking the most favorable net price and execution available, AIC and each Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Donaldson & Co., Incorporated, a registered broker-dealer affiliate of AIC. The Trustees review the brokerage policies and rates regularly.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of AIC unless pursuant to an exemptive order from the SEC. The Fund may apply for such exemptive relief. The Fund does not consider broker-dealer affiliates of an investment advisor to one fund to be an affiliate of the investment advisors to other funds for which the investment advisor does not provide investment advice. The Fund has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of AIC does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Fund has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of AIC or Advisor is an underwriter.


                                    YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today cannot properly process information after December 31, 1999 because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Fund's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Fund.


                             PURCHASING FUND SHARES

Institutional Class shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $25,000. The minimum additional investment is $250. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is received in good form from a shareholder investing in or redeeming from the Fund. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, with your check made payable to the "Wisdom Fund," to:

                      Wisdom Fund
                      Institutional Class Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

The application must contain your social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security number or TIN at the time of completing your account application, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise it of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions to:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the Wisdom Fund - Institutional Class Shares
                      Acct. # 2000001293241
                      For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please alert the Fund by telephone at 1-800-773-3863 and following the above directions for wire purchases. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in your letter.

Exchange Feature. You may exchange shares of the Fund for Institutional Class shares of any other series of the Trust offered for sale in the state in which you reside. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves the right to suspend or terminate,  or amend the
terms  of,  the  exchange   privilege  upon  60-days'   written  notice  to  the
shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60-days' prior notice.


                              REDEEMING FUND SHARES

Regular Mail Redemptions. Your request should be addressed to the Wisdom Fund, c/o NC Shareholder Services, LLC, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption should include:

o Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

o    Any required signature guarantees (see "Signature Guarantees" below); and

o Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX # 252-972-1908). The confirmation instructions must include:

     o  Designation of Class (Institutional Class),
     o  Shareholder name and account number,
     o  Number of shares or dollar amount to be redeemed,
     o  Instructions for transmittal of redemption funds to the shareholder, and
     o Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. Redemptions from retirement plans may be subject to federal income tax withholding.

Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Minimum Account Size. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisors for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

                           ADDITIONAL RISK DISCLOSURE

The Trustees, Advisor and Administrator to this Fund feel that certain additional information should be available to the shareholder, as part of the fiduciary responsibility implied and required of these parties. The following information falls into that category, and is provided here for those who feel it is helpful in their investment decision-making process:

o The Fund will be valued at net asset value, using the total of the securities valued in the portfolio less the Fund's accrued liabilities, as a determinant of total and per share value. BHH is a corporation, and its stock is traded on the NYSE. The investment return of the Fund will be dependent solely upon the direct investments held by the Fund. The share price of BHH, in contrast, is based upon the market valuation of BHH as that company's stock is traded on the NYSE. Factors taken into account by investors buying and selling BHH shares may be dependent upon many factors (as with any common stock), which will not necessarily be limited to the investments held by BHH in its own portfolio.

o While the Fund will invest primarily in common stocks and bonds traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. To the extent that equity securities will generally comprise the primary portion of the Fund's portfolio, the Fund's net asset value will be subject to stock market fluctuation, and a decline in the amount of your principal investment is a risk of investing in the Fund. The Fund's net asset value may also fluctuate due to fluctuation in the value of the fixed-income securities in the portfolio as a result of changes in the market interest rate, downgrading of the rating of a particular debt instrument, or other changes in the interest rate and fixed income market environment. The Fund may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid.

o    The  Fund  intends  to  limit  its   investments   so  as  to  comply  with
     diversification requirements for RIC's imposed by the Code, for qualification as a RIC. The Fund spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Fund will experience price volatility, the extent of which will be affected by the types of securities and techniques the Fund uses. The Advisor may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.


                             PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no performance information to report for an annual period. However, the financial highlights for the fiscal period ended May 31, 1999 for the Institutional Class shares of the Fund are included under "Financial Highlights."

                              FINANCIAL HIGHLIGHTS

The financial data included in the table below for the Institutional Class have been derived from audited financial statements of the Fund. The financial data for the fiscal period ended May 31, 1999, have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                               INSTITUTIONAL CLASS
                 (For a Share Outstanding Throughout the Period)

========================================================= =====================
                                                              Period ended
                                                              May 31, 1999(a)
========================================================= =====================
Net Asset Value, beginning of period                             $10.00
--------------------------------------------------------- ---------------------
   Income from investment operations
     Net investment Income                                         0.04
     Net realized and unrealized loss on investments              (0.09)
                                                                   ----
          Total from investment operations                        (0.05)
                                                                   ----
--------------------------------------------------------- ---------------------
   Distributions to shareholders from
     Net investment income                                        (0.04)
                                                                   ----
--------------------------------------------------------- ---------------------
Net Asset Value, end of period                                    $9.91
                                                                   ====
--------------------------------------------------------- ---------------------
Total return                                                      (0.45)%
                                                                   ====
--------------------------------------------------------- ---------------------
Ratios/supplemental data
--------------------------------------------------------- ---------------------
   Net Assets, end of period                                     $498,213
--------------------------------------------------------- ---------------------
   Ratio of expenses to average net assets
     Before expense reimbursements and waived fees                23.94 %(b)
     After expense reimbursements and waived fees                  0.00 %(b)
--------------------------------------------------------- ---------------------
   Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees               (22.69)%(b)
     After expense reimbursements and waived fees                  1.26 %(b)
--------------------------------------------------------- ---------------------
   Portfolio turnover rate                                         7.04 %
========================================================= =====================

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b)  Annualized.

________________________________________________________________________________

                                   WISDOM FUND

                               INSTITUTIONAL CLASS
________________________________________________________________________________


                             ADDITIONAL INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information and in the Fund's Annual and Semiannual Reports. The Fund's Annual and Semiannual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The Annual and Semiannual Reports and the Statement of Additional Information are available free of charge upon request by contacting us:


         By telephone:             1-800-773-3863


         By mail:                  Wisdom Fund
                                   Institutional Class Shares
                                   c/o NC Shareholder Services, LLC
                                   107 North Washington Street
                                   Post Office Box 4365
                                   Rocky Mount, NC  27803-0365


         By e-mail:                info@ncfunds.com


         On the Internet:          www.wisdomfund.com




Information about the Fund can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





Investment Company Act file number 811-08295

CUSIP Number 648224301

________________________________________________________________________________

                                   WISDOM FUND

                                 A series of the
                         NEW PROVIDENCE INVESTMENT TRUST

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                               September 30, 1999




The Wisdom Fund seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing as closely as possible in the securities known to be owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Wisdom Fund, a registered investment company. The Wisdom Fund simply seeks to emulate as closely as possible the investment management policies of Berkshire Hathaway Holdings.




                                     Advisor
                                     -------

                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327

                                 1-877-352-0020
                               www.wisdomfund.com




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE..........................................................2

PRINCIPAL INVESTMENT STRATEGIES...............................................2

PRINCIPAL RISKS OF INVESTING IN THE FUND......................................3

FEES AND EXPENSES OF THE FUND.................................................4

MANAGEMENT OF THE FUND........................................................5

THE ADMINISTRATOR.............................................................6

THE TRANSFER AGENT............................................................6

BROKERAGE PRACTICES...........................................................6

YEAR 2000.....................................................................7

PURCHASING FUND SHARES........................................................7

REDEEMING FUND SHARES........................................................10

DISTRIBUTION OF THE FUND'S SHARES............................................12

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................13

ADDITIONAL RISK DISCLOSURE...................................................14

PERFORMANCE INFORMATION......................................................14

FINANCIAL HIGHLIGHTS.........................................................15

ADDITIONAL INFORMATION...............................................Back Cover

                              INVESTMENT OBJECTIVE

The Wisdom Fund (the "Fund") seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.


                        PRINCIPAL INVESTMENT STRATEGIES

The Wisdom Fund seeks to emulate as closely as possible the investment management policies of Berkshire Hathaway Holdings ("BHH"). The Fund will seek to achieve this objective by investing as closely as possible in the securities known to be owned by BHH. BHH generally holds investments in common stocks of both publicly traded and privately held companies. The Fund's holdings will be primarily comprised of both securities substantially identical to those publicly traded securities owned by BHH, and securities which the advisor believes possess similar characteristics to those of the privately held companies owned by Berkshire Hathaway, to the extent those investments by Berkshire Hathaway are publicly known. It is the intent of the Fund to own each security in the same relative percentage as that security represents the total investment portfolio of BHH.

The Fund will be invested primarily in equity securities. The Fund may also invest in investment-grade fixed-income securities, money market instruments, real estate securities, precious metals securities, futures and options to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act") and consistent with the investment restrictions of the Fund as described in the Statement of Additional Information ("SAI").

In attempting to achieve its objective, the Fund may, from time to time, concentrate its investments in the securities of certain industries that are known to be owned by BHH. Under such circumstances, the Fund may invest in excess of 25% of its total assets in one or more industries. At other times, the Fund's concentration in any particular industry may amount to less than 25% of its total assets. It is important for investors to realize that the Fund's decision to concentrate or not to concentrate at any given time is not discretionary and will, in all cases, be as a direct result of the investments known to be made by BHH.

The Fund will be guided by the following portfolio allocation principles:

o To the extent public information is available, the Fund will seek to invest in securities that are substantially identical to securities held by BHH;

o Due to inefficiency in publicly available information concerning the securities held by BHH, it will not be possible at all times for the Fund to own 100% of the publicly traded securities held by BHH. The Fund will, however, seek to hold, at all times, not less than 65% of the Fund's assets in those securities. It is also the intention of the Fund to own each such security in the same relative percentage as that security is held by BHH;

o It will not be possible to invest in the privately held companies owned by BHH. The Fund will, however, attempt to identify and invest in publicly traded companies with similar investment characteristics to those companies privately held by BHH;

o The Fund will seek to manage its portfolio in a manner that will allow the Fund to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), and so that it will not be subject to taxation as a corporation and will receive "pass through" tax treatment. Classification as a RIC is central to the objective of the Fund and will adversely affect the performance of the Fund if such qualification is not achieved; and

o It is expected that the Fund will have securities of between 10 to 20 companies in its portfolio at any given time.


                    PRINCIPAL RISKS OF INVESTING IN THE FUND

o The Fund will not be able to own the same portfolio as BHH (as some BHH holdings are not publicly traded).

o For a number of reasons, an investor in the Wisdom Fund should not expect that the investment performance of the Fund will be able to track the investment performance of BHH.

1. The assets in the Fund will likely never be identical to the assets in the portfolio of BHH because BHH has, in many cases, acquired several companies in their entirety and has purchased companies that were never publicly available. The Fund will, therefore, seek to identify alternate investments which have similar investment characteristics, market volatility, and can reasonably be expected to respond to generate a similar investment return.

2. There are fees and expenses related to the management and distribution of the Fund that are not paid by individuals who invest directly in BHH. See the "Fees and Expenses of the Fund" section for more detailed information.

3. There is no guarantee that the Fund's investment advisor will have the ability to purchase the securities on behalf of the Fund on terms as favorable as BHH has been able to purchase the same securities.

4. Investment decisions made by BHH are not always known to the public even immediately after those decisions are made. The reputation that BHH enjoys in the investment community often results in price movement in securities selected for inclusion in the BHH portfolio, resulting in price appreciation. The price of the security will likely be different by the time the Fund enters its purchase order, and its brokerage arrangements may result in different commissions being paid for the purchase of the same securities.

5. BHH is a corporation subject to income taxes. The Fund, if it qualifies as a RIC for tax purposes, will not be subject to tax. Thus, the effect of income taxes paid by BHH is likely to be a divergence of long-term investment performance between BHH and the Fund, although it will be a divergence in favor of the Fund. Nevertheless, in order to qualify as a RIC, the Fund will need to comply with certain tax requirements that will limit the Fund's investments.

6. Certain investment decisions of BHH may be strongly guided by tax considerations not applicable to the Fund. Accordingly, to the extent the Fund emulates BHH's investment strategy, the Fund may enter into certain securities transactions, or fail to sell certain securities, that would not necessarily be entered into if the Fund were actively managed.

The Fund is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the fund is not subject to the general limitation with respect to 75% of its assets, that it will not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer, it is exposed to increased risk of loss if such an investment underperforms expectations.

Concentration. Another area of risk involves the potential concentration of the Fund's assets in securities of particular industries. Because the Fund's investments may, from time to time, be concentrated in particular industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those industries and, as a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some of the industries in which the Fund may invest could be subject to greater government regulation than other industries and, therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.


                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund:

                     Shareholder Fees for the Investor Class
                    (fees paid directly from your investment)
                    -----------------------------------------

          Maximum sales charge (load) imposed on purchases
             (as a percentage of offering price) ....................5.75%
          Redemption fee ............................................None


              Annual Fund Operating Expenses for the Investor Class
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

          Management Fees............................................0.50%
          Distribution and/or Service (12b-1)Fees....................0.25%
          Other Expenses.............................................0.65%^1
                                                                     ----
          Total Annual Fund Operating Expenses.......................1.40%^2
                                                                     ====

          1 Estimated amounts for the current fiscal year are based on estimated average annual total net assets of at least $10 million. If the Fund does not achieve this asset level, fund operating expenses could be higher.

          2 The Fund's advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net asset of the Investor Class shares of the Fund for the fiscal year ending May 31, 2000. See "Expense Limitation Agreement" for more detailed information.

EXAMPLE: This Example shows you the expenses you may pay over time by investing in the fund. It should help you compare the costs of investing in this fund versus other funds. The projections are based upon a hypothetical investment of $10,000. The projection assumes a 5% total investment return, and assumes that the Fund's expenses will remain exactly the same. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs will almost certainly be higher or lower.

          ----------------------------- -------------- --------------
                 Number of Years            1 Year         3 Years
          ----------------------------- -------------- --------------
                       Fees                  $709           $993
          ----------------------------- -------------- --------------


                             MANAGEMENT OF THE FUND

The Fund is a series of New Providence Investment Trust (the "Trust"), which is a registered open-end management investment company organized as a Massachusetts business trust on July 9, 1997. The Trust currently operates one other series, the New Providence Capital Growth Fund, which is managed by an affiliate of the Fund's investment advisor. Series of the Trust are authorized to offer multiple classes of shares. In addition to the Investor Class shares of the Fund, the Fund also offers Institutional Class, Class B, and Class C shares, all of which are offered by other prospectuses.

The Fund's investment advisor is Atlanta Investment Counsel, LLC ("AIC" or the "Advisor") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management of the Fund. AIC is an investment advisor registered under the Investment Advisors Act of 1940, as amended. AIC is located at 2771 Carmon-on-Wesley, NW, Suite 100, Atlanta, Georgia 30327.

A team of portfolio managers will be responsible for selecting investments on behalf of the Fund. C. Douglas Davenport, J.D., John K. Donaldson (controlling member of the Advisor), and Kyle Tomlin, CFA are responsible for day-to-day management of the Fund. Mr. Davenport has been involved with the Advisor since its inception. Previously, Mr. Davenport served as a stockbroker and held advisory positions with various investment company service providers. Mr. Donaldson is also the controlling member of another investment advisor, New Providence Capital Management, L.L.C., an affiliate of AIC that serves as investment advisor to the Trust's other series, the New Providence Capital Growth Fund. Messrs. Donaldson and Tomlin have been with the Advisor since its formation. Mr. Donaldson has been involved with that advisor and its predecessors since 1987. Mr. Tomlin served in portfolio management for Donaldson & Co., Incorporated from 1994 to 1997, and with New Providence Capital Management, L.L.C. since 1997.

As compensation for managing the Fund, the Fund pays AIC a monthly fee at the annual rate of 0.50% of the first $500 million of the average daily net assets of the Fund and 0.40% on assets over $500 million.

In addition to the management fees, the Fund pays all expenses not assumed by AIC, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements, and statements of additional information; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; registration and/or filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Trust's series on a basis that the Board of Trustees deems fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

As discussed in greater detail below under "Distribution of the Fund's Shares," the Investor Class Shares will be subject to certain distribution-related expenses in connection with activities primarily intended to result in the sale of those shares under a plan for that class of shares adopted under Rule 12b-1 of the 1940 Act.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Investor Class shares of the Fund for the fiscal year to end May 31, 2000.

The Fund may at a later date reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


                                THE ADMINISTRATOR

Pursuant to an agreement, The Nottingham Company, Inc. (the "Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


                               THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. NCSS's address is the same as the address of the Fund.


                               BROKERAGE PRACTICES

In selecting brokers and dealers, AIC may consider research and brokerage services furnished to either company or their affiliates. Subject to seeking the most favorable net price and execution available, AIC and each Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Donaldson & Co., Incorporated, a registered broker-dealer affiliate of AIC. The Trustees review the brokerage policies and rates regularly.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of AIC unless pursuant to an exemptive order from the SEC. The Fund may apply for such exemptive relief. The Fund does not consider broker-dealer affiliates of an investment advisor to one fund to be an affiliate of the investment advisors to other funds for which the investment advisor does not provide investment advice. The Fund has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of AIC does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Fund has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of AIC or Advisor is an underwriter.


                                    YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today cannot properly process information after December 31, 1999 because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Fund's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Fund.


                             PURCHASING FUND SHARES

Investor Class shares are sold subject to a maximum sales charge of 5.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $250. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is received in good form from a shareholder investing in or redeeming from the Fund. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                                                                    >

                                                Sales               Sales
                                              Charge As           Charge As         Dealers Discounts
                                              % of Net           % of Public          and Brokerage
        Amount of Transaction                  Amount             Offering         Commissions as % of
      At Public Offering Price                Invested              Price         Public Offering Price
      ------------------------                --------              -----         ---------------------

     Less than $50,000.......................    6.10%               5.75%                5.00%
     $50,000 to $99,999......................    4.71%               4.50%                3.75%
     $100,000 to $249,999....................    3.63%               3.50%                2.80%
     $250,000 to $499,999....................    2.56%               2.50%                2.00%
     $500,000 to $999,999....................    2.04%               2.00%                1.60%
     $1,000,000 to $1,999,999................   1.01%*               1.00%*               0.75%
     $2,000,000 to $2,999,999:
          On the first $1,999,999............   1.01%*               1.00%*               0.75%
          On the next $1,000,000.............   0.81%*               0.80%*               0.65%
     $3,000,000 or more:
          On the first $1,999,999............   1.01%*               1.00%*               0.75%
          On the next $1,000,000.............   0.81%*               0.80%*               0.65%
          $3,000,000 and over................   0.50%*               0.50%*               0.40%

     * A one-year, 1.00% contingent deferred sales charge is imposed on these accounts.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, with your check made payable to the "Wisdom Fund," to:

                      Wisdom Fund
                      Investor Class Shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

The application must contain your social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security number or TIN at the time of completing your account application, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise it of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions to:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the Wisdom Fund - Investor Class Shares
                      Acct. # 2000001293241
                      For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please alert the Fund by telephone at 1-800-773-3863 and following the above directions for wire purchases. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in your letter.

Exchange Feature. You may exchange Investor Class shares of the Fund for similar class shares of any other series of the Trust offered for sale in the state in which you reside. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves the right to suspend or terminate,  or amend the
terms  of,  the  exchange   privilege  upon  60-days'   written  notice  to  the
shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60-days' prior notice.

                              Reduced Sales Charges

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Wisdom Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $50,000 would pay a sales charge of 3.50% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Account Application.

Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

                              REDEEMING FUND SHARES

Regular Mail Redemptions. Your request should be addressed to the Wisdom Fund, c/o NC Shareholder Services, LLC, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption should include:

o Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

o    Any required signature guarantees (see "Signature Guarantees" below); and

o Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX # 252-972-1908). The confirmation instructions must include:

     o  Designation of Class (Investor Class),
     o  Shareholder name and account number,
     o  Number of shares or dollar amount to be redeemed,
     o  Instructions for transmittal of redemption funds to the shareholder, and
     o Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. Redemptions from retirement plans may be subject to federal income tax withholding.

Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Minimum Account Size. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed.


                        DISTRIBUTION OF THE FUND'S SHARES

The Fund has a Distribution Plan following Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Investor Class shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Class shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Investor Class shares. The Distributor may also use all or a portion of the amount received under each Distribution Plan to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Investor Class shares. Because the fees paid pursuant to Rule 12b-1 are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Each Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Investor Class shares in respect of activities primarily intended to result in the sale of Investor Class shares or servicing of shareholders investing in those shares.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Class shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of each Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to the Investor Class shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund's Investor Class shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Fund investment objectives and policies and other information about the Fund and its Investor Class, including the performance of the Fund; (e) training sales personnel regarding the Investor Class shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class shares.

The Fund may enter into agreements with one or more brokers, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," pursuant to which such brokers may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker or the broker's designee.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisors for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

                           ADDITIONAL RISK DISCLOSURE

The Trustees, Advisor and Administrator to this Fund feel that certain additional information should be available to the shareholder, as part of the fiduciary responsibility implied and required of these parties. The following information falls into that category, and is provided here for those who feel it is helpful in their investment decision-making process:

o The Fund will be valued at net asset value, using the total of the securities valued in the portfolio less the Fund's accrued liabilities, as a determinant of total and per share value. BHH is a corporation, and its stock is traded on the NYSE. The investment return of the Fund will be dependent solely upon the direct investments held by the Fund. The share price of BHH, in contrast, is based upon the market valuation of BHH as that company's stock is traded on the NYSE. Factors taken into account by investors buying and selling BHH shares may be dependent upon many factors (as with any common stock), which will not necessarily be limited to the investments held by BHH in its own portfolio.

o While the Fund will invest primarily in common stocks and bonds traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. To the extent that equity securities will generally comprise the primary portion of the Fund's portfolio, the Fund's net asset value will be subject to stock market fluctuation, and a decline in the amount of your principal investment is a risk of investing in the Fund. The Fund's net asset value may also fluctuate due to fluctuation in the value of the fixed-income securities in the portfolio as a result of changes in the market interest rate, downgrading of the rating of a particular debt instrument, or other changes in the interest rate and fixed income market environment. The Fund may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid.

o    The  Fund  intends  to  limit  its   investments   so  as  to  comply  with
     diversification requirements for RIC's imposed by the Code, for qualification as a RIC. The Fund spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Fund will experience price volatility, the extent of which will be affected by the types of securities and techniques the Fund uses. The Advisor may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.


                             PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no performance information to report for an annual period. However, the financial highlights for the fiscal period ended May 31, 1999 for the Investor Class shares of the Fund are included under "Financial Highlights."

                              FINANCIAL HIGHLIGHTS

The financial data included in the table below for the Investor Class have been derived from audited financial statements of the Fund. The financial data for the fiscal period ended May 31, 1999, have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                                 INVESTOR CLASS
                 (For a Share Outstanding Throughout the Period)

========================================================= =====================
                                                              Period ended
                                                              May 31, 1999(a)
========================================================= =====================
Net Asset Value, beginning of period                             $10.00
--------------------------------------------------------- ---------------------
   Income from investment operations
     Net investment Income                                         0.02
     Net realized and unrealized loss on investments              (0.08)
                                                                   ----
          Total from investment operations                        (0.06)
                                                                   ----
--------------------------------------------------------- ---------------------
   Distributions to shareholders from
     Net investment income                                        (0.02)
                                                                   ----
--------------------------------------------------------- ---------------------
Net Asset Value, end of period                                    $9.92
                                                                   ====
--------------------------------------------------------- ---------------------
Total return                                                      (0.58)%(b)
                                                                   ====
--------------------------------------------------------- ---------------------
Ratios/supplemental data
--------------------------------------------------------- ---------------------
   Net Assets, end of period                                        $99
--------------------------------------------------------- ---------------------
   Ratio of expenses to average net assets
     Before expense reimbursements and waived fees                15.49 %(c)
     After expense reimbursements and waived fees                  0.00 %(c)
--------------------------------------------------------- ---------------------
   Ratio of net investment (loss) income to average net assets
     Before expense reimbursements and waived fees               (14.68)%(c)
     After expense reimbursements and waived fees                  0.81 %(c)
--------------------------------------------------------- ---------------------
   Portfolio turnover rate                                         7.04 %
========================================================= =====================

(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b)  Total return does not reflect payment of a sales charge.
(c)  Annualized.

________________________________________________________________________________

                                   WISDOM FUND

                                 INVESTOR CLASS
________________________________________________________________________________


                             ADDITIONAL INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information and in the Fund's Annual and Semiannual Reports. The Fund's Annual and Semiannual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The Annual and Semiannual Reports and the Statement of Additional Information are available free of charge upon request by contacting us:


         By telephone:              1-800-773-3863


         By mail:                   Wisdom Fund
                                    Investor Class Shares
                                    c/o NC Shareholder Services, LLC
                                    107 North Washington Street
                                    Post Office Box 4365
                                    Rocky Mount, NC  27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.wisdomfund.com




Information about the Fund can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.



Investment Company Act file number 811-08295

                       STATEMENT OF ADDITIONAL INFORMATION

                                   WISDOM FUND

                               September 30, 1999


                                 A series of the
                         NEW PROVIDENCE INVESTMENT TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-877-352-0020






                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS.........................................................6
PORTFOLIO TRANSACTIONS.........................................................8
DESCRIPTION OF THE TRUST.......................................................9
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................10
SPECIAL SHAREHOLDER SERVICES..................................................15
ADDITIONAL PERCHASE AND REDEMPTION INFORMATION................................16
NET ASSET VALUE ..............................................................19
ADDITIONAL TAX INFORMATION....................................................20
ADDITIONAL INFORMATION ON PERFORMANCE.........................................21
FINANCIAL STATEMENTS..........................................................23
APPENDIX A....................................................................24








This Statement of Additional Information (the "SAI") is meant to be read in conjunction with the Prospectuses for the Wisdom Fund (the "Fund"), dated September 30, 1999 relating to the Fund's Institutional Class and Investor Class shares, and hereby incorporates by reference those Prospectuses in their entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Wisdom Fund (the "Fund") is a non-diversified series of the New Providence Investment Trust (the "Trust"), a open-end management company registered with the Securities and Exchange Commission ("SEC"). The Trust was organized as a Massachusetts business trust on July 9, 1997, under a Declaration of Trust. The investment objective and policies of the Fund are described in the Prospectuses for the Fund. Supplemental information about these policies is set forth below.

Repurchase Agreements. The Fund may acquire U.S. Government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, Atlanta Investment Counsel, LLC (the "Advisor" to the Fund) will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement, which will cause more than 10% of its net assets to be invested in repurchase agreements, which extend beyond seven days and other illiquid securities.

Money Market Instruments. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

The Fund will write only options on futures contracts which are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns, so long as the Fund is obligated as the writer of the call, the Fund of securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging the Fund of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

Writing Call Options. The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If the Fund writes a put option, the Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. The Fund may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to close out positions. The Fund may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.


As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. Concentrate its investments by investing 25% or more of its total assets in any one industry, unless such concentration of investments in any one industry or group of industries would be necessary, from time to time, in order for the Fund to achieve its objective of investing, as closely as possible, in the same securities know to be owned by Berkshire Hathaway Holdings;

3. Invest for the purpose of exercising control or management of another issuer;

4.       Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

5. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

6. Participate on a joint or joint and several basis in any trading account in securities;

7. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; and

8.       Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year;

5. Purchase foreign securities other than those traded on domestic U.S. exchanges; and

6. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options, except to the extent permitted by the Fund's prospectus and Statement of Additional Information as may be amended from time to time.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal period ended May 31, 1999 the total amount of brokerage commissions paid by the Fund was $353.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on July 9, 1997. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of two series: the Fund and the New Providence Capital Growth Fund. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

Trustees and Officers. The following are the Trustees and Officers of the Trust, their age, their present position with the Trust or the Fund, and their principal occupation during the past five years. There are no "interested persons" (as defined in the 1940 Act) with either the Trust or the Advisor who serve as trustees.

----------------------------------------- ------------------------ -------------------------------------------------------
                                          Position(s) with Fund    Principal Occumpation(s)
Name, Age, and Address                    and/or Trust             During Past 5 Years
----------------------------------------- ------------------------ -------------------------------------------------------
Jack E. Brinson, 67                       Trustee                  President
1105 Panola Street                                                 Brinson Investment Co.;
Tarboro, North Carolina  27886                                     President
                                                                   Brinson Chevrolet, Inc.
                                                                   Tarboro, North Carolina
                                                                   Independent  Trustee - Nottingham  Investment Trust II,
                                                                   Gardner Lewis Investment Trust,
                                                                   and Woodlawn Funds Trust
                                                                   Rocky Mount, North Carolina

----------------------------------------- ------------------------ -------------------------------------------------------
Shannon D. Coogle, 29                     Research Analyst         Research / Client Services
2859 Paces Ferry Road, Suite 2125                                  New Providence Capital Management, L.L.C.
Atlanta, Georgia  30339                                              (Advisor to the Fund)
                                                                   Atlanta, Georgia since 1997;
                                                                   Previously, Student
                                                                   Georgia State University
                                                                   Atlanta, Georgia 1994-1997;
                                                                   Previously, Client Services
                                                                   J.O. Patterson & Company
                                                                   Atlanta, Georgia

----------------------------------------- ------------------------ -------------------------------------------------------
Kyle A. Tomlin, CFA, 29                   Portfolio Manager        Portfolio Management
2859 Paces Ferry Road, Suite 2125                                  New Providence Capital Management, L.L.C.
Atlanta, Georgia  30339                                              (Advisor to the Fund)
                                                                   Atlanta, Georgia since 1996;
                                                                   Previously, Portfolio Management and Client Services
                                                                   Donaldson & Co., Incorporated
                                                                       (Distributor to the Fund)
                                                                   Atlanta, Georgia 1994-1996;  Previously,
                                                                   Business Associate, Investment Advisory Group
                                                                   SEI Corporation
                                                                   Wayne, Pennsylvania 1993-1994; Previously,
                                                                   Student, Georgia Institute of Technology
                                                                   Atlanta, Georgia

----------------------------------------- ------------------------ -------------------------------------------------------
C. Frank Watson, III, 29                  Secretary                President
105 North Washington Street                                        The Nottingham Company
Rocky Mount, North Carolina  27802                                   (Administrator to the Fund)
                                                                   Rocky Mount, North Carolina

----------------------------------------- ------------------------ -------------------------------------------------------
Julian G. Winters, 30                     Treasurer                Legal and Compliance Director
105 North Washington Street                                        The Nottingham Company
Rocky Mount, North Carolina  27802                                   (Administrator to the Fund)
                                                                   Rocky Mount, North Carolina, since 1995;
                                                                   Previously, Operations Manager
                                                                   Tar Heel Medical, Inc.
                                                                   Nashville, North Carolina

----------------------------------------- ------------------------ -------------------------------------------------------

Compensation. Trustees and Officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust will also reimburse each Trustee for his or her travel and other expenses relating to attendance at such meetings.

                                       Compensation Table*

---------------------- ----------------------- ------------------------ --------------------- -------------------------
                                                                                                 Total Compensation
                              Aggregate                                    Estimated Annual      From Fund and Fund
                          Compensation From           Pension or            Benefits Upon         Complex Paid to
   Name of Trustee            the Fund            Retirement Benefits         Retirement             Directors
---------------------- ----------------------- ------------------------ --------------------- -------------------------
   Jack E. Brinson              $100                     N/A                     N/A                  $2,800
---------------------- ----------------------- ------------------------ --------------------- -------------------------

      * The figures in the table above are for the fiscal period ended May 31, 1999.


Principal Holders of Voting Securities. As of September 23, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of September 23, 1999.

                              INSTITUTIONAL SHARES

Name and Address of           Amount and Nature of
Beneficial Owner              Beneficial Ownership                    Percent
----------------              --------------------                    -------

John M. Templeton Jr.             117,667.786                         46.684%*
601 Pembroke Road
Brynmawr, PA 19010

John Ezra Irrevocable Trust        98,716.683                         39.165%*
Gail J. Zimmerman, Trustee
2361 Trojan Drive
Casper, WY 82609

John K. Donaldson                  16,759.612                          6.649%
2859 Paces Ferry Road
Suite 2125
Atlanta, GA 30339

Anne D. Zimmerman                  16,759.612                          6.649%
& Gail J. Zimmerman JTWROS
2361 Trojan Drive
Casper, WY 82609

* Pursuant to applicable SEC regulations, this shareholder is deemed to control the Fund.


                                 INVESTOR SHARES

Name and Address of           Amount and Nature of
Beneficial Owner              Beneficial Ownership                    Percent
----------------              --------------------                    -------

J.C. Bradford & Co.                  2,406.160                         22.263%
fbo Mary Elizabeth Etheridge
330 Commerce St.
Nashville, TN 37201

J.C. Bradford                          982.318                          9.089%
fbo Knight
330 Commerce St.
Nashville, TN 37201

Paula J. Reid                          956.938                          8.854%
6111 Shannon Drive
Casper, WY  82609

J.C. Bradford & Co.                    956.405                          8.849%
fbo Try and Rosemary Totten
1915 Berkshire
Columbus, OH 43221-3745

J.C. Bradford & Co.                    947.867                          8.770%
fbo Aronson
330 Commerce St.
Nashville, TN 37201

J.C. Bradford & Co.                    947.867                          8.770%
fbo Nancy Wall Farrington
330 Commerce St.
Nashville, TN 37201

J.C. Bradford & Co.                    947.867                          8.770%
fbo Glenn McCormick
330 Commerce St.
Nashville, TN 37201

J.C. Bradford                          769.971                          7.124%
fbo Ann Jones Boyd
330 Commerce St.
Nashville, TN 37201

* Pursuant to applicable SEC regulations, this shareholder is deemed to control the Fund.


Investment Advisor. Information about Atlanta Investment Counsel, LLC (the "Advisor"), 2771 Carmon-on-Wesley, NW, Suite 100, Atlanta, Georgia 30327, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective for a two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor will receive a monthly management fee equal to an annual rate of 0.50% of the Fund's net assets of $500 million and less, and 0.40% of the Fund's net assets greater then $500 million. For the fiscal period ended May 31, 1999, the Advisor waived all of the management fee from the Fund in the amount of $700, and voluntarily reimbursed a portion of the Fund's operating expenses in the amount of $31,681.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

John K. Donaldson controls the Advisor. Mr. Donaldson is also the controlling member of another Investment Advisor, New Providence Capital Management, advisor to the New Providence Capital Growth Fund. Mr. Kyle A. Tomlin is an affiliate of the Fund and the Advisor. Mr. Tomlin serves as the Portfolio Manager to the Fund and as a member of Portfolio Management to the Advisor.

Fund Accountant and Administrator. The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company, Inc. (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Compensation of the Administrator, based upon the average daily net assets of the Fund for fund administration fees, is at the annual rate of 0.125% on the first $50 million of the Fund's net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the Fund and an additional $750 per month for each additional Class. The Administrator charges a minimum annual fee of $41,000 for all of its fees taken in the aggregate, analyzed monthly. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

For the fiscal period ended May 31, 1999, the Administrator received from the fund accounting fees $10,500. The Administrator waived all its fund administration fees in the amount of $175 for the fiscal period ended May 31, 1999.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $750 per month.

For the fiscal period ended May 31, 1999, the Transfer Agent received from the Fund shareholder recordkeeping fees of $3,050.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60-days' prior written notice to the other party may terminate the Distribution Agreement.

Prior to July 15, 1999, Donaldson & Co., Incorporated, served as the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. Donaldson & Co., Incorporated is affiliated with the Advisor. John K. Donaldson, affiliated person of the Fund, is also an affiliated person of the Advisor and owner of the Donaldson & Co., Incorporated.

There were no sales charges from the sale of Fund shares for the fiscal period ended May 31, 1999.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The Board of Trustees of the Trust has selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to the Trust and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $2,500 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

                                   Wisdom Fund
                        c/o NC Shareholder Services, LLC
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. New York time will be executed at the price computed as of 4:00 p.m. on the date of receipt, and an order received after 4:00 p.m. New York time will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc. ("Distributor"), 17 Glenwood Avenue, Raleigh, North Carolina 27612, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:


                                                Sales               Sales
                                              Charge As           Charge As         Dealers Discounts
                                              % of Net           % of Public          and Brokerage
        Amount of Transaction                  Amount             Offering         Commissions as % of
      At Public Offering Price                Invested              Price         Public Offering Price
      ------------------------                --------              -----         ---------------------

     Less than $50,000.......................    6.10%               5.75%                5.00%
     $50,000 to $99,999......................    4.71%               4.50%                3.75%
     $100,000 to $249,999....................    3.63%               3.50%                2.80%
     $250,000 to $499,999....................    2.56%               2.50%                2.00%
     $500,000 to $999,999....................    2.04%               2.00%                1.60%
     $1,000,000 to $1,999,999................   1.01%*               1.00%*               0.75%
     $2,000,000 to $2,999,999:
          On the first $1,999,999............   1.01%*               1.00%*               0.75%
          On the next $1,000,000.............   0.81%*               0.80%*               0.65%
     $3,000,000 or more:
          On the first $1,999,999............   1.01%*               1.00%*               0.75%
          On the next $1,000,000.............   0.81%*               0.80%*               0.65%
          $3,000,000 and over................   0.50%*               0.50%*               0.40%

     * A one-year, 1.00% contingent deferred sales charge is imposed on these accounts.

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Plan Under Rule 12b-1. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for the Investor Class shares (see "Distribution of the Fund's Shares" in the Prospectuses for the Investor Class shares).

As required by Rule 12b-1, the Distribution Plan (together with the Distribution Agreement) has been approved by the Board of Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan and the Distribution Agreement.

Potential benefits of the Distribution Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The Board of Trustees must consider the continuation of the Plan annually.

Under the Distribution Plan, the Fund may expend up to 0.25% of the Fund's average daily net assets of the Investor Class shares annually to finance any activity primarily intended to result in the sale of shares and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who service Shareholders may not exceed 0.25% of the average annual net asset value of the Investor Class of shares.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of renewal of the Distribution Plan. The Distributors have indicated that they expect their expenditures to include, without limitation:
(a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to the Investor Class shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Investor Class shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Fund investment objectives and policies and other information about the Fund and the Investor Class shares, including the performance of the Fund; (e) training sales personnel regarding the Investor Class shares of the Fund; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Investor Class shares.

There were no payments made under the Fund's 12b-1 Plan for the fiscal period ended May 31, 1999.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower front-end sales charge for Investor Class shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Class shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Class shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Class shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other Class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Redemptions. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "NYSE") is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Commission may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectuses under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                                 NET ASSET VALUE

The net asset value and offering price of each class of the Fund shares is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing a class of a Fund's net asset value, all class specific liabilities incurred or accrued are deducted from the net assets of that class. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result is the net asset value per share of that class.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

For the fiscal period ended May 31, 1999, after fee waivers and expense reimbursements, there were no net expenses to the Fund.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Code. The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Contracts. Performance figures will be given for the recent one, five and ten year periods and for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                  P(1+T)n = ERV

       Where:   T = average annual total return.
              ERV = ending redeemable  value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                P = hypothetical  initial  payment  of  $1,000  from  which  the maximum sales load is deducted.
                n = period  covered by  the  computation,  expressed in terms of years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The cumulative total return for the Investor Shares of the Fund for the period from February 16, 1999 (commencement of operations) through May 31, 1999, was (6.30)%. The cumulative total return for the Investor Shares of the Fund, computed without reflecting the applicable sales load, for such period was (0.58)%.

The cumulative total return for the Institutional Shares of the Fund for the period February 16, 1999 (commencement of operations) through May 31, 1999, was (0.45)%.

These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against the Lipper Growth Fund Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Growth Account, as more fully described in the Prospectus under "Other Information - Prior Performance of Advisor." Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  period  ended May 31,  1999,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A


Description of Ratings

The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, when the Advisor determines that market conditions warrant such investments, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the Fund may invest in money market instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and to repay principal.

         AA - Debt rated AA is considered to have a very strong capacity to pay interest and to repay principal and differs from AAA issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and to repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and to repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc., ("Moody's") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper-medium-grade obligation. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt which is rated Baa is considered as a medium-grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A, and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The Advisor does not consider bonds that are rated Ba, B, Caa, Ca, or C by Moody's Investment-Grade Debt Securities. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default, or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable-rate, demand obligations:

         MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S.
         Treasury debt.

         AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

         BBB - Bonds  rated BBB have  below-average  protection  factors but are
         still   considered   sufficient  for  prudent   investment.   There  is
         considerable variability in risk during economic cycles.

Bonds rated BB, B, and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1, and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc., ("Fitch") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and to repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and to repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B, and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments, and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

         F-2 - Instruments assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INSTITUTIONAL SHARES


                               ANNUAL REPORT 1999


                           FOR THE PERIOD ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

ATLANTA INVESTMENT COUNSEL, L.L.C.
              Manager of the Wisdom Fund [letterhead]



July 1, 1999

As I write this first letter to shareholders of the Wisdom Fund, I feel that I should once again point out the reasons why our firm decide on a mutual fund that would attempt to invest in the securities known to be owned by Berkshire Hathaway Holding (BHH).

         1. With a market cap of over $110 billion, BHH is priced at a substantial premium to the net asset value of the companies in its portfolio. By acquiring Gillette by buying BHH, it is like paying 100 times earnings for Gillette. Why? The market has given BHH a price that values it far beyond the combined value of its individual stock prices by at least 60%.

         2. Because BHH is organized as a corporation, it is subject to double taxation-both at the corporate and shareholder level. The Wisdom Fund intends to qualify as an investment company allowing it to avoid double taxation.

         3. Through 1997, BHH accrued $27 billion in unrealized capital gains. As an example, BHH's $11 million investment in Washington Post was worth $999 million at the end of last year-imagine the tax bite that awaits that holding.

However, Warren Buffett is the most revered and emulated investor in the nation. He has an average gain of 25% per year for the past three decades. Over the past 12 months, BHH has fallen about 15% from its high of $84,000 in June of 1988. The premium I referenced above could be the reason for BHH's recent underperformance.

The Wisdom Fund will at times own companies not owned by BHH. Since General Re and GEICO are 100% owned by BHH, we have identified and bought publicly traded companies with similar characteristics to those companies. Those stocks are American International Group, Allstate Insurance, and 20th Century Industries.

Recent weakness in Coca-Cola, Gillette, and Walt Disney have caused our N.A.V. to drop slightly below our initial $10.00 offering price. These stocks will rebound, as they have in the past. Our portfolio consists of stocks in financial services, consumer products and media, and these sectors should grow much faster than others over the next five years.

And as Peter Lynch, former manager of Fidelity Magellan says about Warren Buffett's style of investing "His method is as true today as it was 10 years ago. It's a little harder to find the same opportunities, but his system hasn't gone out of style." I agree 100%.


C. Douglas Davenport

President & Manager

                                  WISDOM FUND

                               INSTITUTIONAL CLASS

                    Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                to May 31, 1999


        ----------------------------------------
                    Institutional   S&P 500Total
                    Class Shares    Return Index
        ----------------------------------------
          2/16/99     $25,000         $25,000
          2/28/99      25,000          24,941
          3/31/99      24,425          25,939
          4/30/99      25,275          26,943
          5/31/99      24,889          26,307


This graph depicts the performance of the Wisdom Fund Institutional Class versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-----------------------
  Since Commencement
    of Operations
-----------------------
       (0.45)%
-----------------------


The graph assumes an initial $25,000 investment at February 16, 1999. All dividends and distributions are reinvested.

At May 31, 1999, the Wisdom Fund Institutional Class would have decreased to $24,889 - total investment return of (0.45)% since February 16, 1999.

At May 31, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $26,307 - total investment return of 5.23% since February 16, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 60.71%

     Beverages - 16.49%
           The Coca-Cola Company .......................................................               1,200               $  82,200
                                                                                                                           ---------

     Cosmetics & Personal Care - 4.35%
            The Gillette Company .......................................................                 425                  21,675
                                                                                                                           ---------

     Entertainment - 2.20%
           The Walt Disney Company .....................................................                 375                  10,969
                                                                                                                           ---------

     Financial - Banks, Commercial - 3.21%
           Wells Fargo Company .........................................................                 400                  16,000
                                                                                                                           ---------

     Financial - Banks, Money Center - 1.66%
           Citigroup Inc. ..............................................................                 125                   8,281
                                                                                                                           ---------

     Financial Services - 11.68%
           American Express Company ....................................................                 300                  36,356
           Freddie Mac .................................................................                 375                  21,867
                                                                                                                           ---------
                                                                                                                              58,223
                                                                                                                           ---------
     Insurance - Multiline - 12.65%
           The Allstate Corporation ....................................................               1,100                  40,150
           American International Group, Inc. ..........................................                 200                  22,863
                                                                                                                           ---------
                                                                                                                              63,013
                                                                                                                           ---------
     Insurance - Property & Casualty - 7.35%
           20th Century Industries .....................................................               2,000                  36,625
                                                                                                                           ---------

     Publishing - Newspapers - 1.12%
           The Washington Post Company .................................................                  10                   5,564
                                                                                                                           ---------

           Total Common Stocks (Cost $305,205) ............................................................                  302,550
                                                                                                                           ---------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest                       Maturity
                                                                             Principal        Rate            Date
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATION - 29.99%

           United States Treasury Bill
           (Cost $149,552) .............................................     $152,000         0.00%         10/07/99         149,425
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.91%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...................................                 4,518              $   4,518
           (Cost $4,518)                                                                                                   ---------



Total Value of Investments (Cost $459,275 (a)) ........................................                 91.61%             $ 456,493
Other Assets Less Liabilities .........................................................                  8.39%                41,819
                                                                                                       ------              ---------
     Net Assets .......................................................................                100.00%             $ 498,312
                                                                                                       ======              =========


     (a)   Aggregate cost for federal income tax purposes is $461,156.  Unrealized  appreciation  (depreciation)  of investments for federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................                $   6,338
           Unrealized depreciation .......................................................................                  (11,001)
                                                                                                                          ---------

                          Net unrealized depreciation ....................................................                $  (4,663)
                                                                                                                          =========

















See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999


ASSETS
       Investments, at value (cost $459,275) ..............................................................               $ 456,493
       Income receivable ..................................................................................                     472
       Receivable for investments sold ....................................................................                  22,957
       Due from advisor (note 2) ..........................................................................                  31,682
                                                                                                                          ---------

            Total assets ..................................................................................                 511,604
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ...................................................................................                  13,292
                                                                                                                          ---------

NET ASSETS ................................................................................................               $ 498,312
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................               $ 502,975
       Accumulated net realized loss on investments .......................................................                  (1,881)
       Net unrealized depreciation on investments .........................................................                  (2,782)
                                                                                                                          ---------
                                                                                                                          $ 498,312
                                                                                                                          =========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
             ($498,213 / 50,289 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.91
                                                                                                                          =========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
             ($99 / 10 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.92
                                                                                                                          =========
       Maximum offering price per share (100 / 94.25% of $9.92) ...........................................                  $10.53
                                                                                                                          =========













See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                For the period from February 16, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999


INVESTMENT INCOME

       Income
            Interest .......................................................................................               $    210
            Dividends ......................................................................................                  1,565
                                                                                                                           --------

                  Total income .............................................................................                  1,775
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    700
            Fund administration fees (note 2) ..............................................................                    175
            Custody fees ...................................................................................                  1,118
            Registration and filing administration fees (note 2) ...........................................                    242
            Fund accounting fees (note 2) ..................................................................                 10,500
            Audit fees .....................................................................................                  7,971
            Legal fees .....................................................................................                  3,715
            Securities pricing fees ........................................................................                    198
            Shareholder recordkeeping fees .................................................................                  3,050
            Other accounting fees (note 2) .................................................................                  1,274
            Shareholder servicing expenses .................................................................                    897
            Registration and filing expenses ...............................................................                    892
            Printing expenses ..............................................................................                  1,233
            Trustee fees and meeting expenses ..............................................................                    580
            Other operating expenses .......................................................................                  1,285
                                                                                                                           --------

                  Total expenses ...........................................................................                 33,830
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (31,681)
                       Investment advisory fees waived (note 2) ............................................                   (700)
                       Fund administration fees waived (note 2) ............................................                   (175)
                       Other accounting fees waived (note 2) ...............................................                 (1,274)
                                                                                                                           --------

                  Net expenses .............................................................................                      0
                                                                                                                           --------

                       Net investment income ...............................................................                  1,775
                                                                                                                           --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                 (1,881)
       Increase in unrealized depreciation on investments ..................................................                 (2,782)
                                                                                                                           --------

            Net realized and unrealized loss on investments ................................................                 (4,663)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations .....................................               $ (2,888)
                                                                                                                           ========



See accompanying notes to financial statements

                                                            WISDOM FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Period ended
                                                                                                                         May 31,
                                                                                                                        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ..................................................................                      $   1,775
         Net realized loss from investment transactions .........................................                         (1,881)
         Increase in unrealized depreciation on investments .....................................                         (2,782)
                                                                                                                       ---------

              Net decrease in net assets resulting from operations ..............................                         (2,888)
                                                                                                                       ---------

     Distributions to shareholders from
         Net investment income - Institutional Class ............................................                         (1,775)
         Net investment income - Investor Class .................................................                              0 (b)
                                                                                                                       ---------

              Decrease in net assets resulting from distributions ...............................                         (1,775)
                                                                                                                       ---------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ...................                        502,975
                                                                                                                       ---------

                   Total increase in net assets .................................................                        498,312

NET ASSETS

     Beginning of period ........................................................................                              0
                                                                                                                       ---------

     End of period ..............................................................................                      $ 498,312
                                                                                                                       =========

(c) A summary of capital share activity follows:
                                                                                                ------------------------------------
                                                                                                            Period ended
                                                                                                          May 31, 1999 (a)

                                                                                                     Shares              Value
                                                                                                ------------------------------------
-------------------------------------
         INSTITUTIONAL CLASS
-------------------------------------
Shares sold ......................................................................                     50,110          $ 501,100
Shares issued for reinvestment of distributions ..................................                        179              1,775
                                                                                                    ---------          ---------
                                                                                                       50,289            502,875
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                     50,289          $ 502,875
                                                                                                    =========          =========

-------------------------------------
          INVESTOR CLASS
-------------------------------------
Shares sold ......................................................................                         10          $     100
Shares issued for reinvestment of distributions ..................................                          0                  0
                                                                                                    ---------          ---------
                                                                                                           10                100
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                         10          $     100
                                                                                                    =========          =========


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) A distribution from Investor Class income was paid in the amount of $0.22.



See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                               ---------------    ---------------
                                                                                                Institutional         Investor
                                                                                                    Class              Class
                                                                                               ---------------    ---------------

                                                                                                 Period ended       Period ended
                                                                                                    May 31,            May 31,
                                                                                                   1999 (a)           1999 (a)
                                                                                                  ---------          ---------

Net asset value, beginning of period .....................................                           $10.00             $10.00

       Income from investment operations
            Net investment income ........................................                             0.04               0.02
            Net realized and unrealized loss on investments ..............                            (0.09)             (0.08)
                                                                                                  ---------          ---------
                  Total from investment operations .......................                            (0.05)             (0.06)
                                                                                                  ---------          ---------

       Distributions to shareholders from
            Net investment income ........................................                            (0.04)             (0.02)
                                                                                                  ---------          ---------


Net asset value, end of period ...........................................                           $ 9.91             $ 9.92
                                                                                                  =========          =========


Total return (b) .........................................................                            (0.45)%            (0.58)%
                                                                                                  =========          =========


Ratios/supplemental data
       Net assets, end of period .........................................                        $ 498,213          $      99
                                                                                                  =========          =========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ................                            23.94 % (c)        15.49 % (c)
            After expense reimbursements and waived fees .................                             0.00 % (c)         0.00 % (c)

       Ratio of net investment (loss) income to average net assets
            Before expense reimbursements and waived fees ................                           (22.69)% (c)       (14.68)% (c)
            After expense reimbursements and waived fees .................                             1.26 % (c)         0.81 % (c)


       Portfolio turnover rate ...........................................                             7.04 %             7.04 %



(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.




See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 5.75% sales charge and bear distribution and service fees which may not exceed 0.25% of the Investor Class shares' average net assets annually. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class and a maximum of 1.40% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $700 ($0.01 per share) and reimbursed $31,681 of the operating expenses incurred by the Fund for the period ended May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Donaldson & Co., Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. The Distributor did not retain any sales charges for the period ended May 31, 1999.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Shares' shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund did not incur any expenses under the Plan for the period ended May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $330,044 and $22,957, respectively, for the period ended May 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") , including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and financial highlights for the period from February 16, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 18, 1999

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 INVESTOR SHARES


                               ANNUAL REPORT 1999


                           FOR THE PERIOD ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

ATLANTA INVESTMENT COUNSEL, L.L.C.
              Manager of the Wisdom Fund [letterhead]



July 1, 1999

As I write this first letter to shareholders of the Wisdom Fund, I feel that I should once again point out the reasons why our firm decide on a mutual fund that would attempt to invest in the securities known to be owned by Berkshire Hathaway Holding (BHH).

         1. With a market cap of over $110 billion, BHH is priced at a substantial premium to the net asset value of the companies in its portfolio. By acquiring Gillette by buying BHH, it is like paying 100 times earnings for Gillette. Why? The market has given BHH a price that values it far beyond the combined value of its individual stock prices by at least 60%.

         2. Because BHH is organized as a corporation, it is subject to double taxation-both at the corporate and shareholder level. The Wisdom Fund intends to qualify as an investment company allowing it to avoid double taxation.

         3. Through 1997, BHH accrued $27 billion in unrealized capital gains. As an example, BHH's $11 million investment in Washington Post was worth $999 million at the end of last year-imagine the tax bite that awaits that holding.

However, Warren Buffett is the most revered and emulated investor in the nation. He has an average gain of 25% per year for the past three decades. Over the past 12 months, BHH has fallen about 15% from its high of $84,000 in June of 1988. The premium I referenced above could be the reason for BHH's recent underperformance.

The Wisdom Fund will at times own companies not owned by BHH. Since General Re and GEICO are 100% owned by BHH, we have identified and bought publicly traded companies with similar characteristics to those companies. Those stocks are American International Group, Allstate Insurance, and 20th Century Industries.

Recent weakness in Coca-Cola, Gillette, and Walt Disney have caused our N.A.V. to drop slightly below our initial $10.00 offering price. These stocks will rebound, as they have in the past. Our portfolio consists of stocks in financial services, consumer products and media, and these sectors should grow much faster than others over the next five years.

And as Peter Lynch, former manager of Fidelity Magellan says about Warren Buffett's style of investing "His method is as true today as it was 10 years ago. It's a little harder to find the same opportunities, but his system hasn't gone out of style." I agree 100%.


C. Douglas Davenport

President & Manager

                                  WISDOM FUND

                                 INVESTOR CLASS

                    Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                to May 31, 1999


        ----------------------------------------
                      Investor      S&P 500Total
                    Class Shares    Return Index
        ----------------------------------------
          2/16/99      $9,425         $10,000
          2/28/99       9,425           9,976
          3/31/99       9,199          10,376
          4/30/99       9,519          10,777
          5/31/99       9,370          10,523


This graph depicts the performance of the Wisdom Fund Investor Class versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


            Cumulative Total Return

---------------------------------------------------
                              Since Commencement
                                of Operations
---------------------------------------------------
       No Sales Load               (0.58)%
---------------------------------------------------
   With 5.75% Sales Load           (6.30)%
---------------------------------------------------


The graph assumes an initial $10,000 investment at February 16, 1999 ($9,425 after maximum sales load of 5.75%). All dividends and distributions are reinvested.

At May 31, 1999, the Wisdom Fund Investor Class would have decreased to $9,370 - total investment return of (6.30)% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the Wisdom Fund Investor Class would have decreased to $9,942 - total investment return of (0.58)% since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

At May 31, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $10,523 - total investment return of 5.23% since February 16, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 60.71%

     Beverages - 16.49%
           The Coca-Cola Company .......................................................               1,200               $  82,200
                                                                                                                           ---------

     Cosmetics & Personal Care - 4.35%
            The Gillette Company .......................................................                 425                  21,675
                                                                                                                           ---------

     Entertainment - 2.20%
           The Walt Disney Company .....................................................                 375                  10,969
                                                                                                                           ---------

     Financial - Banks, Commercial - 3.21%
           Wells Fargo Company .........................................................                 400                  16,000
                                                                                                                           ---------

     Financial - Banks, Money Center - 1.66%
           Citigroup Inc. ..............................................................                 125                   8,281
                                                                                                                           ---------

     Financial Services - 11.68%
           American Express Company ....................................................                 300                  36,356
           Freddie Mac .................................................................                 375                  21,867
                                                                                                                           ---------
                                                                                                                              58,223
                                                                                                                           ---------
     Insurance - Multiline - 12.65%
           The Allstate Corporation ....................................................               1,100                  40,150
           American International Group, Inc. ..........................................                 200                  22,863
                                                                                                                           ---------
                                                                                                                              63,013
                                                                                                                           ---------
     Insurance - Property & Casualty - 7.35%
           20th Century Industries .....................................................               2,000                  36,625
                                                                                                                           ---------

     Publishing - Newspapers - 1.12%
           The Washington Post Company .................................................                  10                   5,564
                                                                                                                           ---------

           Total Common Stocks (Cost $305,205) ............................................................                  302,550
                                                                                                                           ---------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest                       Maturity
                                                                             Principal        Rate            Date
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATION - 29.99%

           United States Treasury Bill
           (Cost $149,552) .............................................     $152,000         0.00%         10/07/99         149,425
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.91%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...................................                 4,518              $   4,518
           (Cost $4,518)                                                                                                   ---------



Total Value of Investments (Cost $459,275 (a)) ........................................                 91.61%             $ 456,493
Other Assets Less Liabilities .........................................................                  8.39%                41,819
                                                                                                       ------              ---------
     Net Assets .......................................................................                100.00%             $ 498,312
                                                                                                       ======              =========


     (a)   Aggregate cost for federal income tax purposes is $461,156.  Unrealized  appreciation  (depreciation)  of investments for federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................                $   6,338
           Unrealized depreciation .......................................................................                  (11,001)
                                                                                                                          ---------

                          Net unrealized depreciation ....................................................                $  (4,663)
                                                                                                                          =========

















See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999


ASSETS
       Investments, at value (cost $459,275) ..............................................................               $ 456,493
       Income receivable ..................................................................................                     472
       Receivable for investments sold ....................................................................                  22,957
       Due from advisor (note 2) ..........................................................................                  31,682
                                                                                                                          ---------

            Total assets ..................................................................................                 511,604
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ...................................................................................                  13,292
                                                                                                                          ---------

NET ASSETS ................................................................................................               $ 498,312
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................               $ 502,975
       Accumulated net realized loss on investments .......................................................                  (1,881)
       Net unrealized depreciation on investments .........................................................                  (2,782)
                                                                                                                          ---------
                                                                                                                          $ 498,312
                                                                                                                          =========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
             ($498,213 / 50,289 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.91
                                                                                                                          =========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
             ($99 / 10 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.92
                                                                                                                          =========
       Maximum offering price per share (100 / 94.25% of $9.92) ...........................................                  $10.53
                                                                                                                          =========













See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                For the period from February 16, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999


INVESTMENT INCOME

       Income
            Interest .......................................................................................               $    210
            Dividends ......................................................................................                  1,565
                                                                                                                           --------

                  Total income .............................................................................                  1,775
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    700
            Fund administration fees (note 2) ..............................................................                    175
            Custody fees ...................................................................................                  1,118
            Registration and filing administration fees (note 2) ...........................................                    242
            Fund accounting fees (note 2) ..................................................................                 10,500
            Audit fees .....................................................................................                  7,971
            Legal fees .....................................................................................                  3,715
            Securities pricing fees ........................................................................                    198
            Shareholder recordkeeping fees .................................................................                  3,050
            Other accounting fees (note 2) .................................................................                  1,274
            Shareholder servicing expenses .................................................................                    897
            Registration and filing expenses ...............................................................                    892
            Printing expenses ..............................................................................                  1,233
            Trustee fees and meeting expenses ..............................................................                    580
            Other operating expenses .......................................................................                  1,285
                                                                                                                           --------

                  Total expenses ...........................................................................                 33,830
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (31,681)
                       Investment advisory fees waived (note 2) ............................................                   (700)
                       Fund administration fees waived (note 2) ............................................                   (175)
                       Other accounting fees waived (note 2) ...............................................                 (1,274)
                                                                                                                           --------

                  Net expenses .............................................................................                      0
                                                                                                                           --------

                       Net investment income ...............................................................                  1,775
                                                                                                                           --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                 (1,881)
       Increase in unrealized depreciation on investments ..................................................                 (2,782)
                                                                                                                           --------

            Net realized and unrealized loss on investments ................................................                 (4,663)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations .....................................               $ (2,888)
                                                                                                                           ========



See accompanying notes to financial statements

                                                            WISDOM FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Period ended
                                                                                                                         May 31,
                                                                                                                        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ..................................................................                      $   1,775
         Net realized loss from investment transactions .........................................                         (1,881)
         Increase in unrealized depreciation on investments .....................................                         (2,782)
                                                                                                                       ---------

              Net decrease in net assets resulting from operations ..............................                         (2,888)
                                                                                                                       ---------

     Distributions to shareholders from
         Net investment income - Institutional Class ............................................                         (1,775)
         Net investment income - Investor Class .................................................                              0 (b)
                                                                                                                       ---------

              Decrease in net assets resulting from distributions ...............................                         (1,775)
                                                                                                                       ---------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ...................                        502,975
                                                                                                                       ---------

                   Total increase in net assets .................................................                        498,312

NET ASSETS

     Beginning of period ........................................................................                              0
                                                                                                                       ---------

     End of period ..............................................................................                      $ 498,312
                                                                                                                       =========

(c) A summary of capital share activity follows:
                                                                                                ------------------------------------
                                                                                                            Period ended
                                                                                                          May 31, 1999 (a)

                                                                                                     Shares              Value
                                                                                                ------------------------------------
-------------------------------------
         INSTITUTIONAL CLASS
-------------------------------------
Shares sold ......................................................................                     50,110          $ 501,100
Shares issued for reinvestment of distributions ..................................                        179              1,775
                                                                                                    ---------          ---------
                                                                                                       50,289            502,875
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                     50,289          $ 502,875
                                                                                                    =========          =========

-------------------------------------
          INVESTOR CLASS
-------------------------------------
Shares sold ......................................................................                         10          $     100
Shares issued for reinvestment of distributions ..................................                          0                  0
                                                                                                    ---------          ---------
                                                                                                           10                100
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                         10          $     100
                                                                                                    =========          =========


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) A distribution from Investor Class income was paid in the amount of $0.22.



See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                               ---------------    ---------------
                                                                                                Institutional         Investor
                                                                                                    Class              Class
                                                                                               ---------------    ---------------

                                                                                                 Period ended       Period ended
                                                                                                    May 31,            May 31,
                                                                                                   1999 (a)           1999 (a)
                                                                                                  ---------          ---------

Net asset value, beginning of period .....................................                           $10.00             $10.00

       Income from investment operations
            Net investment income ........................................                             0.04               0.02
            Net realized and unrealized loss on investments ..............                            (0.09)             (0.08)
                                                                                                  ---------          ---------
                  Total from investment operations .......................                            (0.05)             (0.06)
                                                                                                  ---------          ---------

       Distributions to shareholders from
            Net investment income ........................................                            (0.04)             (0.02)
                                                                                                  ---------          ---------


Net asset value, end of period ...........................................                           $ 9.91             $ 9.92
                                                                                                  =========          =========


Total return (b) .........................................................                            (0.45)%            (0.58)%
                                                                                                  =========          =========


Ratios/supplemental data
       Net assets, end of period .........................................                        $ 498,213          $      99
                                                                                                  =========          =========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ................                            23.94 % (c)        15.49 % (c)
            After expense reimbursements and waived fees .................                             0.00 % (c)         0.00 % (c)

       Ratio of net investment (loss) income to average net assets
            Before expense reimbursements and waived fees ................                           (22.69)% (c)       (14.68)% (c)
            After expense reimbursements and waived fees .................                             1.26 % (c)         0.81 % (c)


       Portfolio turnover rate ...........................................                             7.04 %             7.04 %



(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.




See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 5.75% sales charge and bear distribution and service fees which may not exceed 0.25% of the Investor Class shares' average net assets annually. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class and a maximum of 1.40% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $700 ($0.01 per share) and reimbursed $31,681 of the operating expenses incurred by the Fund for the period ended May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Donaldson & Co., Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. The Distributor did not retain any sales charges for the period ended May 31, 1999.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Shares' shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund did not incur any expenses under the Plan for the period ended May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $330,044 and $22,957, respectively, for the period ended May 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") , including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and financial highlights for the period from February 16, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 18, 1999